Financial instruments and risk management - Additional information (Detail) lb in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) lb	Dec. 31, 2021 USD ($) lb
Disclosure of detailed information about financial instruments [line items]
Expected unconditional royalty payments to be received	$ 209,000,000	$ 136,000,000
Percentage of change in spot price	15.00%
Borrowings	$ 11,071,000,000	12,168,000,000
Forecast
Disclosure of detailed information about financial instruments [line items]
Expected unconditional royalty payments to be received	$ 81,000,000
Level 3
Disclosure of detailed information about financial instruments [line items]
Percentage of change in coal spot price	15.00%
Increase in carrying value of forward contract due to coal spot price assumptions	$ 68,000,000	63,000,000
Decrease in carrying value of forward contract due to decrease in spot price	18,000,000	53,000,000
Borrowings	3,800,000,000	4,200,000,000
Level 3 | Fair value
Disclosure of detailed information about financial instruments [line items]
Borrowings	3,900,000,000	4,400,000,000
Level 3 | Aluminium embedded derivatives separated from the power contract
Disclosure of detailed information about financial instruments [line items]
Long-term embedded derivatives with fair value	208,000,000	146,000,000
Level 1
Disclosure of detailed information about financial instruments [line items]
Borrowings at fair value	6,600,000,000	7,300,000,000
Bonds, fair value	6,600,000,000	8,700,000,000
Interest rate risk | Pound sterling
Disclosure of detailed information about financial instruments [line items]
Increase in financial derivative charges on interest rate before tax	35,000,000	55,000,000
Interest rate risk | US dollar
Disclosure of detailed information about financial instruments [line items]
Increase in financial derivative charges on interest rate before tax	$ 48,000,000	$ 65,000,000
Interest rate risk | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Adjusted borrowings, interest rate	77.00%	85.00%
Interest rate risk | LIBOR Or SOFR
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change in risk variable, percent	1.00%
Interest rate risk | LIBOR
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change in risk variable, percent	1.00%
Borrowing cost recognised	$ 26,000,000	$ 13,000,000
Commodity price risk | Copper
Disclosure of detailed information about financial instruments [line items]
Quantity of unsettled copper sales | lb	83	81
Provisionally priced unsettled copper sales per pound	$ 3.80	$ 4.40
Increase (decrease) in net earnings due to price change	$ 19,000,000	$ 26,000,000
Commodity price risk | Copper | Level 3
Disclosure of detailed information about financial instruments [line items]
Percentage of increase in copper price	10.00%
Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Percentage of change in annual foreign exchange rate	10.00%	10.00%
Borrowings	$ 11,070,000,000
Foreign exchange risk | US dollar
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 10,680,000,000